Summary of Significant Accounting Policies (Details) - Schedule of Fair Value On a Recurring Basis Using Significant Unobservable Inputs - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	$ 4,336	$ 10,638	$ 107,299
Fair value change	5,624	(13,071)	33,584
Exchange difference			2,126
Exchange difference			(2,126)
Reclassification to shares to be issued	(9,960)	(13,106)	(128,119)
Balance as of ending		4,336	10,638
Contingent consideration resulting from Weiliantong acquisition		19,875
Warrant Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	166	10,324	29,558
Fair value change	(170)	(10,776)	(16,421)
Exchange difference	4	618	2,698
Exercised			(115)
Exchange difference	(4)	(618)	(2,698)
Balance as of ending		$ 166	$ 10,324